Quarterly Holdings Report
for
Fidelity Freedom® Blend 2030 Fund
December 31, 2025
FBF-Y30-NPRT3-0226
1.9892470.107
Bond Funds - 37.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	868,985	8,550,817
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	33,860,465	256,662,322
Fidelity Series Corporate Bond Fund (b)	17,870,106	169,408,602
Fidelity Series Emerging Markets Debt Fund (b)	2,485,972	21,205,340
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	639,030	6,096,342
Fidelity Series Floating Rate High Income Fund (b)	404,060	3,555,729
Fidelity Series Government Bond Index Fund (b)	30,753,212	283,544,617
Fidelity Series High Income Fund (b)	2,359,499	21,023,132
Fidelity Series International Developed Markets Bond Index Fund (b)	23,191,665	196,665,319
Fidelity Series Investment Grade Bond Fund (b)	25,799,225	262,894,103
Fidelity Series Investment Grade Securitized Fund (b)	17,580,431	160,509,336
Fidelity Series Long-Term Treasury Bond Index Fund (b)	30,798,585	166,004,373
Fidelity Series Real Estate Income Fund (b)	373,875	3,779,872
TOTAL BOND FUNDS (Cost $1,640,381,603)		1,559,899,904

Domestic Equity Funds - 34.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	14,405,853	331,046,500
Fidelity Series Commodity Strategy Fund (b)	286,324	27,701,814
Fidelity Series Large Cap Growth Index Fund (b)	7,123,562	212,424,628
Fidelity Series Large Cap Stock Fund (b)	7,525,504	200,930,959
Fidelity Series Large Cap Value Index Fund (b)	21,934,974	399,874,574
Fidelity Series Small Cap Core Fund (b)	6,275,953	84,850,885
Fidelity Series Small Cap Opportunities Fund (b)	2,542,229	41,234,948
Fidelity Series Value Discovery Fund (b)	8,414,601	143,300,659
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,033,658,758)		1,441,364,967

International Equity Funds - 26.5%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	5,216,833	103,032,448
Fidelity Series Emerging Markets Fund (b)	5,834,026	68,491,467
Fidelity Series Emerging Markets Opportunities Fund (b)	11,160,753	275,112,556
Fidelity Series International Growth Fund (b)	9,227,202	176,331,836
Fidelity Series International Index Fund (b)	4,429,625	66,931,639
Fidelity Series International Small Cap Fund (b)	2,712,890	48,533,596
Fidelity Series International Value Fund (b)	11,394,393	177,752,532
Fidelity Series Overseas Fund (b)	11,817,697	176,438,209
Fidelity Series Select International Small Cap Fund (b)	241,116	3,332,226
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $847,683,438)		1,095,956,509

Short-Term Funds - 0.3%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (b) (Cost $13,065,765)	1,313,142	13,078,896

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/15/2026 (d)	3.90	690,000	689,118
US Treasury Bills 0% 1/22/2026 (d)	3.82 to 3.83	3,440,000	3,433,209
US Treasury Bills 0% 1/29/2026 (d)	3.76 to 3.81	3,270,000	3,261,365
US Treasury Bills 0% 1/8/2026 (d)	3.89	500,000	499,711
US Treasury Bills 0% 2/26/2026 (d)	3.78	1,010,000	1,004,462
US Treasury Bills 0% 3/12/2026 (d)	3.61 to 3.64	70,000	69,524
US Treasury Bills 0% 3/19/2026 (d)	3.56	680,000	674,937
US Treasury Bills 0% 3/5/2026 (d)	3.65 to 3.68	770,000	765,313
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,395,014)			10,397,639

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.79	4,472,536	4,473,430
Fidelity Series Government Money Market Fund (b)(f)	3.84	5,081,230	5,081,230
TOTAL MONEY MARKET FUNDS (Cost $9,554,796)			9,554,660

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,554,739,374)	4,130,252,575
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,156,478)
NET ASSETS - 100.0%	4,129,096,097

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	20	3/2026	2,902,100	(1,781)

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	1,598	3/2026	183,395,469	(1,041,806)
CBOT US Treasury Long Bond Contracts (United States)	274	3/2026	31,569,938	(366,509)

TOTAL INTEREST RATE CONTRACTS				(1,408,315)

TOTAL LONG				(1,410,096)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	242	3/2026	30,225,800	574,881
CME E-Mini S&P 500 Index Contracts (United States)	184	3/2026	63,411,000	(6,954)
ICE MSCI Emerging Markets Index Contracts (United States)	57	3/2026	4,022,490	710

TOTAL SHORT				568,637

TOTAL FUTURES CONTRACTS				(841,459)
The notional amount of long futures as a percentage of Net Assets is 5.3%.
The notional amount of short futures as a percentage of Net Assets is 2.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,397,639.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,771,886	56,693,150	63,991,515	184,866	45	(136)	4,473,430	4,472,536	0.0%
Total	11,771,886	56,693,150	63,991,515	184,866	45	(136)	4,473,430

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,749,141	7,086,245	171,861	160,977	190	(112,898)	8,550,817	868,985
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	200,524,630	75,549,913	14,192,832	10,329,524	(1,534,430)	(3,684,959)	256,662,322	33,860,465
Fidelity Series Blue Chip Growth Fund	274,690,307	46,177,844	77,948,487	12,480,863	2,232,624	85,894,212	331,046,500	14,405,853
Fidelity Series Canada Fund	64,627,473	28,730,895	6,711,231	2,129,265	50,500	16,334,811	103,032,448	5,216,833
Fidelity Series Commodity Strategy Fund	7,040,926	21,345,543	1,054,808	222,998	44,308	325,845	27,701,814	286,324
Fidelity Series Corporate Bond Fund	148,614,096	32,757,227	14,783,543	5,790,620	(3,039)	2,823,861	169,408,602	17,870,106
Fidelity Series Emerging Markets Debt Fund	18,565,419	2,943,731	1,679,002	940,472	(13,591)	1,388,783	21,205,340	2,485,972
Fidelity Series Emerging Markets Debt Local Currency Fund	5,245,930	914,431	427,555	404,336	5,936	357,600	6,096,342	639,030
Fidelity Series Emerging Markets Fund	60,193,880	8,354,029	16,850,770	1,709,573	1,267,687	15,526,641	68,491,467	5,834,026
Fidelity Series Emerging Markets Opportunities Fund	240,920,772	31,059,033	65,275,649	7,098,962	4,282,132	64,126,268	275,112,556	11,160,753
Fidelity Series Floating Rate High Income Fund	3,304,203	572,570	305,268	208,345	(2,648)	(13,128)	3,555,729	404,060
Fidelity Series Government Bond Index Fund	240,866,996	63,734,205	22,150,007	7,542,181	(708,738)	1,802,161	283,544,617	30,753,212
Fidelity Series Government Money Market Fund	-	5,197,654	116,424	15,872	-	-	5,081,230	5,081,230
Fidelity Series High Income Fund	18,761,626	3,094,121	1,648,510	1,127,248	12,657	803,238	21,023,132	2,359,499
Fidelity Series International Developed Markets Bond Index Fund	171,161,814	40,430,732	11,761,590	7,510,847	29,207	(3,194,844)	196,665,319	23,191,665
Fidelity Series International Growth Fund	148,380,223	38,373,671	21,768,788	14,240,816	971,009	10,375,721	176,331,836	9,227,202
Fidelity Series International Index Fund	57,666,763	8,961,203	10,279,780	2,280,289	446,844	10,136,609	66,931,639	4,429,625
Fidelity Series International Small Cap Fund	45,279,045	8,226,604	8,605,214	6,649,504	(402,050)	4,035,211	48,533,596	2,712,890
Fidelity Series International Value Fund	165,702,473	34,951,533	47,323,208	18,362,874	4,544,540	19,877,194	177,752,532	11,394,393
Fidelity Series Investment Grade Bond Fund	228,637,023	52,135,434	21,008,215	8,063,548	(11,916)	3,141,777	262,894,103	25,799,225
Fidelity Series Investment Grade Securitized Fund	143,792,763	28,393,766	14,596,698	5,294,773	(134,895)	3,054,400	160,509,336	17,580,431
Fidelity Series Large Cap Growth Index Fund	174,222,681	25,451,376	38,997,816	2,080,523	2,227,193	49,521,194	212,424,628	7,123,562
Fidelity Series Large Cap Stock Fund	160,308,607	40,483,271	31,035,609	18,975,186	491,828	30,682,862	200,930,959	7,525,504
Fidelity Series Large Cap Value Index Fund	339,694,172	71,270,446	45,971,765	13,817,673	295,374	34,586,347	399,874,574	21,934,974
Fidelity Series Long-Term Treasury Bond Index Fund	166,100,952	30,574,027	27,284,554	4,984,050	(4,938,711)	1,552,659	166,004,373	30,798,585
Fidelity Series Overseas Fund	151,480,206	35,742,022	16,862,176	15,009,087	(117,684)	6,195,841	176,438,209	11,817,697
Fidelity Series Real Estate Income Fund	3,505,458	540,283	313,056	182,915	3,250	43,937	3,779,872	373,875
Fidelity Series Select International Small Cap Fund	635,073	2,264,570	66,762	96,512	3,906	495,439	3,332,226	241,116
Fidelity Series Short-Term Credit Fund	376	-	377	-	10	(9)	-	-
Fidelity Series Small Cap Core Fund	78,370,263	5,226,667	17,511,688	705,703	451,460	18,314,183	84,850,885	6,275,953
Fidelity Series Small Cap Opportunities Fund	34,925,847	4,061,619	5,235,223	1,838,794	13,329	7,469,376	41,234,948	2,542,229
Fidelity Series Treasury Bill Index Fund	-	13,424,302	358,800	40,773	263	13,131	13,078,896	1,313,142
Fidelity Series Value Discovery Fund	122,570,441	28,488,948	19,052,093	8,088,548	316,542	10,976,821	143,300,659	8,414,601
	3,477,539,579	796,517,915	561,349,359	178,383,651	9,823,087	392,850,284	4,115,381,506

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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